Stock-based Compensation (Options Assumptions) (Details) - Stock Option Awards [Member] - CAD / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assumptions
Grant price	CAD 92.16	CAD 75.16	CAD 84.47
Expected stock price volatility	20.00%	20.00%	20.00%
Expected term (years)	5 years 6 months	5 years 6 months	5 years 6 months
Risk-free interest rate	1.24%	0.76%	0.78%
Dividend rate	CAD 1.65	CAD 1.5	CAD 1.25
Weighted-average grant date fair value	CAD 14.44	CAD 10.57	CAD 13.21